UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charter Financial Group, Inc.
Address: 4600 East West Highway, Suite 630
         Bethesda, MD  20814

13F File Number:  028-09998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan H. Stewart
Title:     President & CEO
Phone:     301-657-9831

Signature, Place, and Date of Signing:

      /s/ Susan H. Stewart     Bethesda, MD     January 18, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $87,661 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2002    24222 SH       SOLE                    18259        0     5963
ABBOTT LABS                    COM              002824100     2624    48610 SH       SOLE                    39686        0     8924
AES CORP                       COM              00130H105     2388   179441 SH       SOLE                   146230        0    33211
ALTERA CORP                    COM              021441100     3085   136333 SH       SOLE                   113608        0    22725
AMERICAN TOWER CORP            CL A             029912201     2533    58630 SH       SOLE                    49345        0     9285
AMGEN INC                      COM              031162100     1867    33009 SH       SOLE                    24859        0     8150
APACHE CORP                    COM              037411105     2505    24284 SH       SOLE                    19666        0     4618
APPLE INC                      COM              037833100     1966     9325 SH       SOLE                     7045        0     2280
ARCHER DANIELS MIDLAND CO      COM              039483102      955    30494 SH       SOLE                    30494        0        0
AT&T INC                       COM              00206R102     2813   100345 SH       SOLE                    83396        0    16949
BANCO BILBAO VIZCAYA ARGENTA   SPONSORED ADR    05946K101     1066    59100 SH       SOLE                    33500        0    25600
BANK OF AMERICA CORPORATION    COM              060505104      245    16279 SH       SOLE                    16279        0        0
BARRICK GOLD CORP              COM              067901108     2057    52223 SH       SOLE                    39467        0    12756
BB&T CORP                      COM              054937107     2281    89923 SH       SOLE                    72207        0    17716
BUCKLE INC                     COM              118440106      399    13621 SH       SOLE                    13621        0        0
C H ROBINSON WORLDWIDE INC     COM NEW          12541W209     2806    47770 SH       SOLE                    39973        0     7797
CHEVRON CORP NEW               COM              166764100     2563    33288 SH       SOLE                    27449        0     5839
CHUBB CORP                     COM              171232101     2702    54933 SH       SOLE                    45977        0     8956
CISCO SYS INC                  COM              17275R102     1841    76894 SH       SOLE                    57909        0    18985
COACH INC                      COM              189754104     2708    74144 SH       SOLE                    59626        0    14518
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     2442    53879 SH       SOLE                    45450        0     8429
DRYSHIPS INC                   SHS              Y2109Q101      212    36475 SH       SOLE                    36475        0        0
E M C CORP MASS                COM              268648102     2016   115402 SH       SOLE                    86903        0    28499
ELECTRONIC ARTS INC            COM              285512109     2141   120634 SH       SOLE                    96893        0    23741
EXXON MOBIL CORP               COM              30231G102      330     4836 SH       SOLE                     4836        0        0
FLOWSERVE CORP                 COM              34354P105     2115    22374 SH       SOLE                    17960        0     4414
GENERAL MLS INC                COM              370334104     2853    40292 SH       SOLE                    32808        0     7484
GOLDMAN SACHS GROUP INC        COM              38141G104      777     4600 SH       SOLE                     4600        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     3058    23358 SH       SOLE                    19699        0     3659
ISHARES COMEX GOLD TR          ISHARES          464285105     1290    12012 SH       SOLE                    12012        0        0
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     1231    11846 SH       SOLE                    11846        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107     2225    59159 SH       SOLE                    49074        0    10085
JOHNSON & JOHNSON              COM              478160104     2891    44889 SH       SOLE                    37481        0     7408
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     2680    35815 SH       SOLE                    29504        0     6311
LIFE TECHNOLOGIES CORP         COM              53217V109      930    17811 SH       SOLE                    17811        0        0
MARSH & MCLENNAN COS INC       COM              571748102     2144    97124 SH       SOLE                    78483        0    18641
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103     3123    76728 SH       SOLE                    63968        0    12760
PROCTER & GAMBLE CO            COM              742718109     2585    42635 SH       SOLE                    34936        0     7699
QIAGEN N V                     ORD              N72482107      379    16970 SH       SOLE                    16970        0        0
STRYKER CORP                   COM              863667101     3100    61539 SH       SOLE                    50881        0    10658
TIDEWATER INC                  COM              886423102     2888    60228 SH       SOLE                    50163        0    10065
TJX COS INC NEW                COM              872540109     2308    63152 SH       SOLE                    53602        0     9550
WELLS FARGO & CO NEW           COM              949746101     2537    93981 SH       SOLE                    78045        0    15936